RIGHT-OF-USE ASSETS AND LEASES	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASES
RIGHT-OF-USE ASSETS AND LEASES

17. Right-of-Use Assets and Leases

Right-of-use (ROU) assets within Property, Plant and Equipment:

($ millions)	December 31 2020	December 31 2019

Property, plant and equipment, net – excluding ROU assets	65 306	69 745

ROU assets	2 824	2 895

	68 130	72 640

The following table presents the ROU assets by asset class:

($ millions)	Plant and Equipment

Cost

At January 1, 2019	3 326

Additions and adjustments	186

Foreign exchange	(7)

At December 31, 2019	3 505

Additions and adjustments	312

Disposals	(25)

Foreign exchange	(6)

At December 31, 2020	3 786

Accumulated provision

At January 1, 2019	(267)

Depreciation	(343)

At December 31, 2019	(610)

Depreciation	(375)

Disposals	21

Foreign exchange	2

At December 31, 2020	(962)

Net ROU assets

At December 31, 2019	2 895

At December 31, 2020	2 824

Other lease-related items recognized in the Consolidated Statements of Comprehensive (Loss) Income:

	For the year ended December 31

($ millions)	2020	2019

Operating, selling and general

Short-term lease expense	181	236

Variable lease expense	39	45

There were no leases with residual value guarantees. For the year ended December 31, 2020, total cash outflow for leases, excluding short-term lease expense and variable lease expense, was $501 million (2019 – $464 million).